MITCHELL HUTCHINS SERIES TRUST

      MONEY MARKET PORTFOLIO
      HIGH GRADE FIXED INCOME PORTFOLIO
      STRATEGIC FIXED INCOME PORTFOLIO
      STRATEGIC INCOME PORTFOLIO
      GLOBAL INCOME PORTFOLIO
      HIGH INCOME PORTFOLIO
      BALANCED PORTFOLIO
      GROWTH AND INCOME PORTFOLIO
      TACTICAL ALLOCATION PORTFOLIO
      GROWTH PORTFOLIO
      AGGRESSIVE GROWTH PORTFOLIO
      SMALL CAP PORTFOLIO
      GLOBAL GROWTH PORTFOLIO

Each fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

PROSPECTUS
May 1, 1999

-------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

Mitchell Hutchins Series Trust
------------------------------------------------
CONTENTS
     THE FUNDS
------------------------------------------------------------

What every investor       4     Money Market Portfolio
should know about
the funds                 6     High Grade Fixed Income Portfolio

                          8     Strategic Fixed Income Portfolio

                          10    Strategic Income Portfolio

                          11    Global Income Portfolio

                          13    High Income Portfolio

                          14    Balanced Portfolio

                          16    Growth and Income Portfolio

                          18    Tactical Allocation Portfolio

                          19    Growth Portfolio

                          21    Aggressive Growth Portfolio

                          23    Small Cap Portfolio

                          24    Global Growth Portfolio

                          26    More About Risks and Investment Strategies

            INVESTING IN THE FUNDS
------------------------------------------------------

Information for           28    Purchases, Redemptions and Exchanges
managing your fund
account                   28    Pricing and Valuation

Mitchell Hutchins Series Trust
----------------------------------------
       ADDITIONAL INFORMATION
     ----------------------------------------


Additional important      29    Management
information about
the funds                 32    Dividends and Taxes

                          33    Financial Highlights



Where to learn more              Back Cover
about these funds



                           ------------------------------
                           The funds are not complete
                           or balanced investment
                           programs.
                           ------------------------------

Mitchell Hutchins      Money Market Portfolio
-------------------------------------------------


MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE:

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The fund is a money market mutual fund and is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

The fund invests in a diversified portfolio of high quality, short-term money market instruments of U.S. and foreign issuers, including money market instruments with variable and floating rate of interest. All the fund's investments are denominated in U.S. dollars. Its investments include

o commercial paper and other short-term obligations of corporations, partnerships, trusts and other entities

o     government securities

o     bank obligations

o     repurchase agreements

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, evaluates its investments based on credit analysis and interest rate outlook. Because the fund buys and sells its portfolio securities based on considerations of safety of principal and liquidity, the fund may not buy securities that pay the highest yield. The fund may attempt to increase its yield by trading to take advantage of short-term market variations.

PRINCIPAL RISKS:

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Although the fund's investments are considered by Mitchell Hutchins to have minimal credit risk, they are not risk free and an issuer may not make principal or interest payments when due. The fund is subject to interest rate risk, which means that the value of its investments generally will fall when interest rates rise and its yield will tend to lag behind prevailing short-term interest rates. The fund's investments in money market instruments of foreign issuers may present greater risk than investments in the money market instruments of U.S. issuers.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Credit Risk

o     Interest Rate Risk

o     Foreign Securities Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS)

Mitchell Hutchins      Money Market Portfolio
-------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


      MONEY MARKET PORTFOLIO -- TOTAL RETURN ON CLASS H SHARES

The chart below contains the following plot points:

1989            8.00%
1990            5.00%
1991            5.00%
1992            3.00%
1993            2.45%
1994            3.43%
1995            5.22%
1996            4.32%
1997            4.53%
1998            4.51%

      Best quarter during years shown:    2nd quarter, 1995 - 1.36%
      Worst quarter during years shown:  3rd quarter, 1993 - 0.57%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

      CLASS                        CLASS H
      (INCEPTION DATE)             5/04/87
      ----------------             -------
      One Year                      4.51%
      Five Years                    4.40%
      Ten Years                     4.55%

Mitchell Hutchins       High Grade Fixed Income Portfolio
-----------------------------------------------------------

HIGH GRADE FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

FUND OBJECTIVES:

Primarily, current income consistent with the preservation of capital; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in

o     U.S. government bonds

o     mortgage and asset-backed bonds of both government and private issuers

o investment grade corporate bonds, principally high quality bonds (rated in one of the two highest rating categories or of comparable quality)

To a lesser extent, the fund invests in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets (Yankee bonds). The fund can use interest rate futures contracts and other derivatives to help manage its portfolio "duration." "Duration" is a measure of the fund's exposure to interest rate risk.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, allocates its assets among bond market sectors and industries by deciding which sectors and industries provide the best relative values under prevailing conditions. Mitchell Hutchins selects industries and companies within the corporate bond sector by performing fundamental credit analysis based on cash flows and the ability of the issuer to make required payments on its debt. Mitchell Hutchins chooses specific securities that it believes provide the best combination of income, liquidity and potential for gain relative to risk of loss.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to interest rate risk, which means that the value of its investments generally will fall when interest rates rise. Because the fund invests significantly in mortgage-backed securities, it also is subject to prepayment risk, which means that the underlying mortgages may be paid earlier or later than expected. The fund may have to reinvest prepayments that occur faster than expected at lower interest rates. The market value of mortgage-backed securities with prepayments that occur more slowly than expected may fall, adversely affecting the fund's performance. The fund also is subject to credit risk in that the issuers of its securities may not make principal or interest payments when due.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Interest Rate Risk

o     Prepayment Risk

o     Credit Risk

o     Foreign Securities Risk

o     Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       High Grade Fixed Income Portfolio
-----------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to the return of a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This is especially true for periods prior to July 21, 1995, which is when Mitchell Hutchins assumed day-to-day portfolio management responsibility from a sub-adviser.

      HIGH GRADE FIXED INCOME PORTFOLIO -- TOTAL RETURN ON CLASS H SHARES

The chart below contains the following plot points:

1989           0
1990           0
1991           0
1992           0
1993           0
1994           (6.56%)
1995           15.44%
1996           1.41%
1997           8.13%
1998           6.83%

      Best quarter during years shown:      2nd quarter, 1995 -   4.42%
      Worst quarter during years shown:     1st quarter, 1994 - (4.79)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

    CLASS                      CLASS H       LEHMAN BROTHERS
    (INCEPTION DATE)          11/08/93     GOVERNMENT BOND INDEX
    ----------------          --------     ---------------------
    One Year                     6.83%              9.85%
    Five Years                   4.79%              7.18%
    Life of Class                3.88%              7.14%*

      *  Return is for the period 11/30/93 to 12/31/98, annualized.

Mitchell Hutchins       Strategic Fixed Income Portfolio
-------------------------------------------------------

STRATEGIC FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE:

Total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests in bonds with varying maturities, although it normally limits its overall portfolio "duration" to between three and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. The fund invests primarily in

o mortgage- and asset-backed securities of both government and private issuers

o     investment grade corporate bonds

o     U.S. and foreign government bonds

o     money market instruments

The fund also invests, to a lesser extent, in bonds that are below investment grade. Securities rated below investment grade are commonly known as "junk bonds." The fund invests in when-issued or delayed delivery bonds as a leveraging technique to increase its return. The fund uses interest rate futures and other derivatives to help manage its portfolio duration.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., has appointed Pacific Investment Management Company ("PIMCO") as the fund's sub-adviser. PIMCO analyzes U.S. economic and market conditions, as well as other factors, to decide on a portfolio duration and to allocate fund assets to bonds of different credit qualities, maturities, types and coupon interest rates. PIMCO seeks bonds that it believes to be relatively undervalued and selects bonds based on various factors, including economic forecasts, anticipated interest rate levels and expected prepayment rates on the mortgages supporting mortgage-backed bonds. PIMCO selects specific bonds by analyzing their relative value and risk characteristics.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to interest rate risk, which means that the value of its investments generally will fall when interest rates rise. Because the fund invests significantly in mortgage-backed securities, it also is subject to prepayment risk, which means that the underlying mortgages may be paid earlier or later than expected. The fund may have to reinvest prepayments that occur faster than expected at lower interest rates. The market value of mortgage-backed securities with prepayments that occur more slowly than expected may fall, adversely affecting the fund's performance. The fund also is subject to credit risk in that the issuers of its securities may not make principal or interest payments when due.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Interest Rate Risk

o     Prepayment Risk

o     Credit Risk

o     Foreign Securities Risk

o     Leverage Risk

o     Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       Strategic Fixed Income Portfolio
-------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to the return of a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This is especially true for periods prior to September 21, 1995, when PIMCO assumed portfolio management responsibility from Mitchell Hutchins.

      STRATEGIC FIXED INCOME PORTFOLIO -- TOTAL RETURN ON CLASS H SHARES

The chart below contains the following plot points:

1989           0
1990           7.58%
1991           15.17%
1992           6.76%
1993           11.66%
1994           (5.34%)
1995           18.51%
1996           3.79%
1997           11.00%
1998           8.62%

      Best quarter during years shown:      2nd quarter, 1995 -  6.20%
      Worst quarter during years shown:     1st quarter, 1994 - (4.11)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

    CLASS                       CLASS H     LEHMAN BROTHERS
    (INCEPTION DATE)            7/05/89    MORTGAGE BOND INDEX
    ----------------            -------    -------------------
    One Year                     8.62%           6.96%
    Five Years                   7.02%           7.58%
    Life of Class                8.28%           8.45%*

      *  Return is for the period 7/31/89 to 12/31/98, annualized.

Mitchell Hutchins       Strategic Income Portfolio
-------------------------------------------------

STRATEGIC INCOME PORTFOLIO

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

FUND OBJECTIVES:

Primarily, high level of current income; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund strategically allocates investments among three bond market sectors:

o     U.S. government and investment grade bonds;

o U.S. high yield bonds (sometimes called "junk bonds"), including preferred stock and bonds that are convertible into common stock; and

o     Foreign and emerging market bonds.

Each of these sectors generally reacts in different ways or at different times to changes in interest rates or to particular economic events. This means that, when one sector underperforms the market as a whole, another sector may outperform the market.

The fund normally invests in each of these three sectors. However, the fund's investment adviser, Mitchell Hutchins Asset Management Inc., tries to take advantage of changes in the relative performance of different sectors by allocating a larger percentage of the fund's assets to those sectors that it believes are undervalued. Selections of specific securities are based on market outlook, investment research, geographic analysis and forecasts of interest rates and currency exchange rates. The fund sometimes uses forward currency contracts to hedge against foreign currency risk.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to sector allocation risk, in that Mitchell Hutchins may not be successful in choosing the best allocation among market sectors. The fund is subject to credit risk, in that the issuers of its securities may not make principal or interest payments when due. This risk is greater for the fund's non-investment grade bonds, which also may have greater price volatility than higher quality bonds and be more difficult to sell during market downturns. The fund also is subject to interest rate risk, which means that the value of its investments generally will fall when interest rates rise. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad. This risk is greater for the fund's investments in emerging market issuers. Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than if the fund held a smaller position.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Sector Allocation Risk

o     Credit Risk

o     Interest Rate Risk

o     Foreign Securities Risk

o     Emerging Markets Risk

o     Non-Diversified Status Risk

o     Equity Risk

o     Prepayment Risk

o     Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Strategic Income Portfolio commenced operations on September 28, 1998. As a result, the fund does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

Mitchell Hutchins       Global Income Portfolio
-------------------------------------------------

GLOBAL INCOME PORTFOLIO

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

FUND OBJECTIVES:

Primarily, high current income; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in high quality bonds of governmental and private issuers in the U.S. and developed foreign countries. These high quality bonds are rated in one of the two highest rating categories or are of comparable quality. The fund also invests, to a lesser extent, in lower quality bonds, including bonds of issuers in emerging markets. These may include bonds that have very low credit ratings, but that Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes provide a return that is high enough to justify the additional risk. Some of the fund's bonds may be backed by mortgages.

Mitchell Hutchins normally invests a portion of the fund's assets in bonds of U.S. government and private issuers, and allocates the balance of the fund's portfolio among bonds of issuers in different foreign countries. Mitchell Hutchins determines the allocation to different geographic areas, countries and industries based upon its assessment of fundamental economic strengths, credit quality and currency and interest rate trends. Mitchell Hutchins uses forward currency contracts to increase or decrease the fund's exposure to various foreign currencies.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to sector allocation risk, in that Mitchell Hutchins may not be successful in choosing the best allocation between U.S. and foreign issuers. The fund is subject to interest rate risk, which means that the value of its investments generally will fall when interest rates rise. The value of the fund's foreign investments also may fall due to adverse political, social and economic developments abroad. These risks are greater for the fund's investments in emerging market issuers. The fund also is subject to credit risk, in that the issuers of its securities may not make principal or interest payments when due. This risk is greater for the fund's non-investment grade bonds, which also may have greater price volatility than higher quality bonds and be more difficult to sell during market downturns. Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than if the fund held a smaller position.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Sector Allocation Risk

o     Interest Rate Risk

o     Foreign Securities Risk

o     Emerging Markets Risk

o     Credit Risk

o     Non-Diversified Status Risk

o     Sovereign Risk

o     Prepayment Risk

o     Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING SUCH REPORTS).

Mitchell Hutchins       Global Income Portfolio
-------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to the return of a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


      GLOBAL INCOME PORTFOLIO -- TOTAL RETURN ON CLASS H SHARES

The chart below contains the following plot points:

1989           6.80%
1990           14.92%
1991           10.30%
1992           1.29%
1993           16.65%
1994           (5.56%)
1995           13.58%
1996           6.62%
1997           3.50%
1998           9.69%

      Best quarter during years shown:      2nd quarter, 1990 -  5.77%
      Worst quarter during years shown:     1st quarter, 1989 - (4.59)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                          SALOMON BROTHERS
   CLASS                      CLASS H     WORLD GOVERNMENT
   (INCEPTION DATE)           5/01/88        BOND INDEX
   ----------------           -------        ----------
   One Year                    9.69%           15.31%
   Five Years                  5.40%            7.85%
   Ten Years                   7.22%            8.96%
   Life of Class               7.77%            8.82%*

      *  Return is for the period 5/31/88 to 12/31/98, annualized.

Mitchell Hutchins       High Income Portfolio
-------------------------------------------------

HIGH INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE:

High income.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in a diversified range of high yield U.S. and foreign corporate bonds (sometimes called "junk bonds"). The fund also invests, to a lesser extent, in other types of bonds, preferred stocks and bonds that are convertible into common stock.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., uses a three-step investment process to find the best relative values in the bond markets in which the fund invests: industry selection, company selection and security selection.

Mitchell Hutchins allocates the fund's assets among industry groups by analyzing economic factors, industry dynamics and yield spreads to determine which industries provide the most attractive investment opportunities. Mitchell Hutchins selects companies within these industries by using a proprietary financial forecasting model and by performing fundamental credit analysis based on cash flows and other factors. Finally, Mitchell Hutchins chooses from among the types of securities offered by these companies to select those that appear to offer the best relative values. All aspects of this process rely on Mitchell Hutchins' economic, credit, quantitative and market research.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund invests a large portion of its assets in high yield or "junk" bonds and so is subject to high credit risk -- the risk that the issuers of these bonds will not make principal or interest payments when due. These bonds also may have greater price volatility than higher quality bonds and be more difficult to sell during market downturns. The fund also is subject to interest rate risk, which means that the value of its investments generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Credit Risk

o     Interest Rate Risk

o     Foreign Securities Risk

o     Emerging Markets Risk

o     Equity Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

High Income Portfolio commenced operations on September 28, 1998. As a result, the fund does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

Mitchell Hutchins       Balanced Portfolio
-------------------------------------------------
BALANCED PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE:

High total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES:

The fund allocates its investments among three investment sectors:

o     stocks
o     bonds
o     cash (money market instruments)

The fund normally has investments in each sector but it always keeps at least 25% of its total assets in a combination of bonds and cash. This is intended to limit changes in the value of fund shares compared to funds that invest solely in stocks.

The fund's bonds are primarily investment grade, but it may invest, to a lesser extent, in lower quality bonds. Any of the fund's investments may be issued by U.S. or foreign issuers, but they must be denominated in U.S. dollars and traded in U.S. markets. The fund may use futures contracts and other derivatives to adjust its exposure to different asset classes and to manage the "duration" of its bond investments. "Duration" is a measure of the fund's exposure to interest rate risk.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes investors tend to reach a consensus as to the likely effect of changes in key economic variables (for example, interest rates, profits and inflation) on each investment sector. Mitchell Hutchins also believes that prices of securities in each sector tend to move toward a level that reflects that consensus, but that this takes time. By using fundamental valuation techniques, Mitchell Hutchins attempts to adjust the allocation of the fund's assets among sectors before prices fully reflect the consensus view.

Mitchell Hutchins uses the following process to select individual securities for each sector:

o STOCKS. Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

o BONDS. Mitchell Hutchins selects bonds based on its analysis of their maturity and risk structures (comparing yields on U.S. Treasury bonds to yields on riskier types of bonds).

As of December 31, 1998, the fund's portfolio assets were allocated 69% to stocks, 19% to bonds and 12% to cash.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Mitchell Hutchins may not be successful in choosing the best allocation among the three investment sectors. Because it invests in both stocks and bonds, the fund is subject to both equity risk and interest rate risk. Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock. Interest rate risk means that the value of the fund's bonds generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Sector Allocation Risk
o     Equity Risk
o     Interest Rate Risk
o     Credit Risk
o     Foreign Securities Risk
o     Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       Balanced Portfolio
-------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


      BALANCED PORTFOLIO -- TOTAL RETURN ON CLASS H SHARES

The chart below contains the following plot points:

1989           11.10%
1990           2.63%
1991           18.73%
1992           5.18%
1993           15.76%
1994           (9.59%)
1995           23.27%
1996           16.82%
1997           24.86%
1998           16.81%

      Best quarter during years shown:      4th quarter, 1998 -    14.29%
      Worst quarter during years shown:   3rd quarter, 1998 -    (8.46)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

   CLASS                    CLASS H         S&P 500 COMPOSITE
   (INCEPTION DATE)         6/01/88         STOCK PRICE INDEX
   ----------------         -------         -----------------
   One Year                  16.81%           28.58%
   Five Years                13.69%           24.06%
   Ten Years                 11.62%           19.21%
   Life of Class             11.86%           18.60%*
   ----------------------
   * Return is for the period 6/30/88 to 12/31/98, annualized.

Mitchell Hutchins       Growth and Income Portfolio
------------------------------------------------------

GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE:

Current income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in dividend-paying stocks of companies that its investment adviser, Mitchell Hutchins Asset Management Inc., believes have potential for rapid earnings growth.

The fund also invests, to a lesser extent, in bonds when Mitchell Hutchins believes those investments offer opportunities for capital appreciation because interest rates may fall or credit factors or ratings affecting particular issuers may improve. The fund may invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S.
markets.

In selecting stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock. The fund is subject, to a lesser extent, to interest rate risk, which means that the value of the fund's bond investments generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Equity Risk

o     Interest Rate Risk

o     Credit Risk

o     Foreign Securities Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       Growth and Income Portfolio
------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares because they have the longer performance history.

The table that follows the bar chart shows the average annual returns over several time periods compared to a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

      GROWTH AND INCOME PORTFOLIO -- TOTAL RETURN ON CLASS H SHARES

The chart below contains the following plot points:

1989           0
1990           0
1991           0
1992           0
1993           (2.26%)
1994           (6.18%
1995           30.52%
1996           22.12%
1997           32.45%
1998           16.32%

      Best quarter during years shown:        4th quarter, 1998 -  19.73%
      Worst quarter during years shown:     3rd quarter, 1998 - (14.91)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

   CLASS                CLASS H        S&P 500 COMPOSITE
   (INCEPTION DATE)     1/02/92        STOCK PRICE INDEX
   ----------------     -------        -----------------
   One Year             16.32%           28.58%
   Five Years           18.17%           24.06%
   Life of Class        12.84%           20.09%*
----------------
* Return is for the period 1/31/92 to 12/31/98, annualized.

Mitchell Hutchins       Tactical Allocation Portfolio
----------------------------------------------------

TACTICAL ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE:

Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES:

The fund allocates its assets between

o a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index and

o a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, reallocates the fund's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month.

The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S.
Treasury notes or 30-day U.S. Treasury bills.

When the Tactical Allocation Model recommends a fixed income allocation of more than 50%, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated assets accounts used to fund variable annuity or variable life contracts.

As of December 31, 1998, the fund's portfolio assets were allocated 100% to stocks and 0% to bonds.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to sector allocation risk, in that the Tactical Allocation Model may not correctly predict the appropriate times to shift the fund's assets from one type of investment to another. Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock. To the extent the fund invests in bonds, it is subject to interest rate risk, which means that the value of these investments generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Sector Allocation Risk

o     Equity Risk

o     Interest Rate Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Tactical Allocation Portfolio commenced operations on September 28, 1998. As a result, the fund does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

Mitchell Hutchins       Growth Portfolio
-------------------------------------------------

GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Mitchell Hutchins       Growth Portfolio
-------------------------------------------------

FUND OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of companies that Mitchell Hutchins Asset Management Inc., its adviser, believes have substantial potential for capital growth. The fund may invest in companies of any size.

The fund also invests, to a lesser extent, in other securities, including bonds. The fund may invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets.

In selecting stocks for the fund, Mitchell Hutchins combines a "bottom up" stock-by-stock approach with a modified, growth-oriented version of its own Factor Valuation Model to identify companies that appear to have potential for above-average growth in earnings, cash flow and/or book value. The model ranks companies based on "growth" factors such as earnings momentum, stock price movement, economic sensitivity and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

This flexibility allows the fund to invest more of its assets in companies that Mitchell Hutchins believes have greater earnings growth potential, regardless of their market capitalizations. When investing in smaller companies, Mitchell Hutchins places more emphasis on the trading volume of the company's stock.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Equity Risk

o     Foreign Securities Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       Growth Portfolio
-------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

      GROWTH PORTFOLIO -- TOTAL RETURN ON CLASS H SHARES

The chart below contains the following plot points:

1989           38.44%
1990           (8.15%)
1991           42.10%
1992           5.83%
1993           19.61%
1994           (11.65%)
1995           32.50%
1996           18.70%
1997           15.41%
1998           30.59%

      Best quarter during years shown:      3rd quarter, 1989 -   22.67%
      Worst quarter during years shown:   3rd quarter, 1990 -  (16.09)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

    CLASS                 CLASS H     S&P 500 COMPOSITE
    (INCEPTION DATE)      5/04/87     STOCK PRICE INDEX
    ----------------      -------     -----------------
    One Year               30.59%           28.58%
    Five Years             15.93%           24.06%
    Ten Years              14.93%           19.21%
    Life of Class          15.46%           16.50%*
------------
* Return is for the period 5/31/87 to 12/31/98, annualized.

Mitchell Hutchins       Aggressive Growth Portfolio
------------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE:

Maximizing long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in common stocks of U.S. companies that its sub-adviser, Nicholas-Applegate Capital Management, expects to grow faster than the average rate of companies in the S&P 500 Composite Stock Price Index.

The fund invests, to a lesser extent, in preferred stocks, convertible securities and investment grade bonds. The fund may invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets.

The fund invests in companies that are diversified over a cross-section of industries. The fund's investments may include growth companies, cyclical companies or companies that Nicholas-Applegate believes to be undergoing a basic change in operations or markets that would result in a significant improvement in earnings. The fund may invest in companies of any size, including small capitalization companies.

In selecting investments for the fund, Nicholas-Applegate uses a proprietary investment methodology to identify companies with attractive earnings and growth potential and to evaluate their investment prospects.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock. This risk is greater for the common stocks of smaller companies because they are more vulnerable to adverse business or economic developments and may have more limited resources. The fund is subject, to a lesser extent, to interest rate risk, which means that the value of the fund's bond investments generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Equity Risk

o     Small Cap Companies Risk

o     Interest Rate Risk

o     Foreign Securities Risk

o     Credit Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       Aggressive Growth Portfolio
------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

      AGGRESSIVE GROWTH PORTFOLIO -- TOTAL RETURN ON CLASS H SHARES

The chart below contains the following plot points:

1989           0
1990           0
1991           0
1992           0
1993           0
1994           (2.90%)
1995           21.04%
1996           25.23%
1997           20.76%
1998           15.30%

      Best quarter during years shown:      4th quarter, 1998 -  23.31%
      Worst quarter during years shown:   3rd quarter, 1998 - (20.75)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

   CLASS                CLASS H     S&P 500 COMPOSITE
   (INCEPTION DATE)     11/02/93    STOCK PRICE INDEX
   ----------------     --------    -----------------
   One Year             15.30%           28.58%
   Five Years           15.43%           24.06%
   Life of Class        14.82%           23.92%*
      ------------
      * Return is for the period 11/30/93 to 12/31/98, annualized.

Mitchell Hutchins       Small Cap Portfolio
-------------------------------------------------

SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of small capitalization ("small cap") companies, which are defined as companies that have market capitalizations of up to $1 billion.

The fund may invest, to a lesser extent, in stocks of larger companies, preferred stocks, and bonds, including convertible securities. The fund may invest in bonds when its investment adviser, Mitchell Hutchins Asset Management Inc., believes those investments offer opportunities for capital appreciation because interest rates may fall or credit factors or ratings affecting particular issuers may improve. The fund may invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S.
markets.

In selecting stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those small cap companies identified by the model.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock. This risk is greater for the common stocks of smaller companies because they are more vulnerable to adverse business or economic developments and may have more limited resources. The fund is subject, to a lesser extent, to interest rate risk, which means that the value of the fund's bond investments generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Small Cap Companies Risk

o     Equity Risk

o     Foreign Securities Risk

o     Interest Rate Risk

o     Credit Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Small Cap Portfolio commenced operations on September 28, 1998. As a result, the fund does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns

Mitchell Hutchins       Global Growth Portfolio
-------------------------------------------------

GLOBAL GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of companies in the United States and in foreign countries that are represented in the MSCI Europe, Australia and Far East Index. The EAFE Index reflects stocks in most developed countries outside North America. The fund also invests, to a lesser extent, in stocks of issuers in other countries, including emerging markets, and in U.S. and foreign bonds.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., allocates the fund's assets between U.S. and foreign markets based on how it expects U.S. stock markets to perform in comparison to stock markets in certain of the EAFE countries. Mitchell Hutchins may increase the allocation of the fund's assets to either the U.S. or foreign markets if it believes that one of those markets has a greater potential for high returns, relative to the risk of loss. Mitchell Hutchins may use futures and forward currency contracts to adjust the fund's exposure to either the U.S. or foreign markets.

Mitchell Hutchins manages the fund's U.S. investments using its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

Mitchell Hutchins has appointed Invista Capital Management LLC as the sub-adviser for the fund's foreign investments. Invista selects foreign stocks for the fund through a qualitative analysis of the fundamental business prospects of industries and of individual companies and by making a quantitative assessment of the relative risks presented by the countries in which those companies operate.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

Mitchell Hutchins may not be successful in choosing the best allocation between U.S. and foreign investments. Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad. These risks are greater for the fund's investments in emerging market issuers. The fund is subject, to a lesser extent, to interest rate risk, which means that the value of the fund's bond investments generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Sector Allocation Risk

o     Equity Risk

o     Foreign Securities Risk

o     Emerging Markets Risk

o     Interest Rate Risk

o     Credit Risk

o     Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING SUCH REPORTS).

Mitchell Hutchins       Global Growth Portfolio
-------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to a broad-based market index.

The fund's past performance does not indicate how the fund will perform in the future. This may be particularly true for the period prior to November 2, 1998, which is the date on which Mitchell Hutchins and Invista assumed day-to-day management of the fund's assets. Prior to that date, another sub-adviser was responsible for managing all the fund's assets.

      GLOBAL GROWTH PORTFOLIO -- TOTAL RETURN ON CLASS H SHARES

The chart below contains the following plot points:

1989           19.18%
1990           7.53%
1991           4.93%
1992           (7.55%)
1993           40.02%
1994           (11.94%)
1995           (3.54%)
1996           15.14%
1997           7.16%
1998           13.50%

      Best quarter during years shown:      4th quarter, 1998 -   19.55%
      Worst quarter during years shown:   3rd quarter, 1998 -  (18.97)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

   CLASS                 CLASS H     MSCI WORLD
   (INCEPTION DATE)     05/04/87       INDEX
   ----------------     --------       -----
   One Year              13.50%         24.80%
   Five Years             3.54%         16.19%
   Ten Years              7.26%         11.21%
   Life of Class          7.06%         10.62%*

      *  Return is for the period 5/31/87 to 12/31/98, annualized.

Mitchell Hutchins Series Trust
-------------------------------------

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Some of these low quality bonds may be in default when purchased by a fund. Low quality bonds may fluctuate in value more than higher quality bonds and may be more difficult to sell during market downturns at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. If a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio.

EMERGING MARKETS RISK. Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities (see below). However, the level of those risks often is higher due to the fact that political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger changes in value.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to the risk that the value of the foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a greater effect on the value of those bonds than on lower quality bonds.

LEVERAGE RISK. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. Strategic Fixed Income Portfolio, which uses leverage by investing in when-issued and delayed delivery bonds, attempts to limit the potential magnifying effect of the leverage by managing its portfolio duration.

NON-DIVERSIFIED STATUS RISK. A non-diversified fund is not subject to certain limitations on its ability to invest more than 5% of its total assets in securities of a single issuer. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than if the fund held only a smaller position.

PREPAYMENT RISK. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate

Mitchell Hutchins Series Trust
-------------------------------------
at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate to be too low for a longer term investment.

SECTOR ALLOCATION RISK. Mitchell Hutchins may not be successful in choosing the best allocation among market sectors. A fund that allocates its assets among market sectors is more dependent on Mitchell Hutchins' ability to successfully assess the relative values in each sector than are funds that do not do so.

The Mitchell Hutchins Tactical Allocation Model may not correctly predict the times to shift Tactical Allocation Portfolio's assets from one type of investment to another.

SMALL CAP COMPANIES RISK. Securities of small cap companies generally involve greater risk than securities of larger companies because small cap companies may be more vulnerable to adverse business or economic developments. Small cap companies also may have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of small cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

SOVEREIGN RISK. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

ADDITIONAL RISKS

YEAR 2000 RISK. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds. This risk may be greater with respect to trading systems in foreign countries and, in particular, in emerging market countries.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. In order to protect itself from adverse market conditions, a fund may take a defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective.

Strategic Income Portfolio, Global Income Portfolio and Balanced Portfolio each may invest in money market instruments on an unlimited basis as part of its ordinary investment strategy. Money Market Portfolio invests exclusively in money market instruments. Each of the other funds may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or other purposes.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading (high portfolio turnover) to achieve its investment objective. Frequent trading may result in a high portfolio turnover rate and higher fund expenses due to transaction costs.

Mitchell Hutchins Series Trust
-------------------------------------

INVESTING IN THE FUNDS

PURCHASES, REDEMPTIONS AND EXCHANGES

Shares of the funds are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the funds - not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.

The funds offer both Class H and Class I shares to insurance company separate accounts:

o Class H shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.

o Class I shares also are sold and redeemed at net asset value. However, under a rule 12b-1 plan adopted by each fund, Class I shares pay an annual distribution fee of 0.25% of average net assets. The funds pay this fee to insurance companies for the sale of Class I shares and for services that the insurance company provides to contract owners. Because these 12b-1 fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of a contract owner's investment and may cost more than paying other types of sales charges.

An insurance company separate account may exchange shares of one fund for shares of the same class in another Mitchell Hutchins Series Trust fund at their relative net asset values per share, provided that the separate account invests in both funds. A particular insurance company separate account may not invest in all Mitchell Hutchins Series Trust funds or classes of fund shares.

The funds and Mitchell Hutchins (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of a fund's shares for a period of time.

PRICING AND VALUATION

Insurance company separate accounts buy, sell or exchange fund shares at their net asset values. Each fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the funds' net asset value per share will be calculated as of the time trading was halted.

MONEY MARKET PORTFOLIO'S net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Money Market Portfolio values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

OTHER FUNDS. Each other fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the funds' board of trustees. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in the principal foreign market but before the close of the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

Mitchell Hutchins Series Trust
-------------------------------------
MANAGEMENT

INVESTMENT ADVISERS

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of each fund. Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York 10019, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On March 31, 1999, Mitchell Hutchins was adviser or sub-adviser to 33 investment companies with 75 separate funds and aggregate assets of approximately $48.3 billion.

Pacific Investment Management Company is the sub-adviser for Strategic Fixed Income Portfolio. It is located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. On December 31, 1998, PIMCO had approximately $158 billion in assets under management and was the adviser or sub-adviser of 19 investment companies with 55 portfolios and aggregate net assets of approximately $39.5 billion.

Nicholas-Applegate Capital Management is the sub-adviser for Aggressive Growth Portfolio. It is located at 600 West Broadway, 29th Floor, San Diego, California 92101. On March 31, 1999, Nicholas-Applegate had approximately $32.3 billion in assets under management and was the adviser or sub-adviser of 60 investment companies with 111 portfolios and aggregate net assets of approximately $5.1 billion.

Invista Capital Management, LLC is the sub-adviser for Global Growth Portfolio's foreign investments. It is located at 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309. As of December 31, 1998, Invista managed approximately $31.0 billion in client assets.

The funds have received an exemptive order from the SEC to permit the board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before the board may implement it. As of April 30, 1999, only the shareholders of Global Growth Portfolio have done so.

ADVISORY FEES

The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following annual contract rates based on average daily net assets.

Money Market Portfolio               0.50%
High Grade Fixed Income Portfolio    0.50%
Strategic Fixed Income Portfolio     0.50%
Strategic Income Portfolio           0.75%
Global Income Portfolio              0.75%
High Income Portfolio                0.50%
Balanced Portfolio                   0.75%
Growth and Income Portfolio          0.70%
Tactical Allocation Portfolio        0.50%
Growth Portfolio                     0.75%
Aggressive Growth Portfolio          0.80%
Small Cap Portfolio                  1.00%
Global Growth Portfolio              0.75%

Mitchell Hutchins Series Trust
-------------------------------------
PORTFOLIO MANAGERS.

Unless otherwise noted, all portfolio managers are employees of Mitchell Hutchins. Most of these individuals serve as portfolio managers for more than one fund. Information about their positions with Mitchell Hutchins and their business experience follows this section. All relevant information about portfolio managers who are employees of a sub-adviser is provided in this section.

HIGH GRADE FIXED INCOME PORTFOLIO. Dennis L. McCauley is primarily responsible for the day-to-day management of the fund's portfolio. Nirmal Singh and James Keegan assist Mr. McCauley in managing the fund's portfolio. Messrs. McCauley and Singh have held their management responsibilities for the fund since July 1995. Mr. Keegan assumed his management responsibilities for the fund in April 1996.

STRATEGIC FIXED INCOME PORTFOLIO. William C. Powers, a PIMCO Managing Director, is primarily responsible for the day-to-day management of the fund's portfolio. Mr. Powers has been a senior member of the fixed income portfolio management group of PIMCO since 1991 and assumed his management responsibilities for the fund in September 1996.

STRATEGIC INCOME PORTFOLIO. Dennis L. McCauley is the fund's allocation manager. Nirmal Singh and James Keegan share responsibility as sector managers for the day-to-day management of the fund's U.S. government and investment grade securities. Thomas J. Libassi is the sector manager responsible for the day-to-day management of the fund's U.S. high yield, high risk securities. Stuart Waugh is the sector manager responsible for the day-to-day management of the fund's foreign and emerging market bonds.

Messrs. McCauley, Singh, Keegan, Libassi and Waugh have held their day-to-day management responsibilities for the fund since its inception.

GLOBAL INCOME PORTFOLIO. Stuart Waugh and William King are primarily responsible for the day-to-day management of the fund's portfolio. Mr. Waugh has been involved with the fund since its inception, first as an analyst and as portfolio manager since 1993. Mr. King assumed his present management responsibilities for the fund in 1997.

HIGH INCOME PORTFOLIO. Thomas J. Libassi is responsible for the day-to-day management of the fund's portfolio. Mr. Libassi has held his management responsibilities for the fund since its inception.

BALANCED PORTFOLIO. T. Kirkham Barneby is responsible for the asset allocation decisions for the fund. Mark A. Tincher is primarily responsible for the day-to-day management of the fund's equity portion. Dennis L. McCauley is primarily responsible for the day-to-day management of the fund's fixed income portion. Mr. Singh and Susan Ryan assist Mr. McCauley in managing the fund's fixed income investments.

Messrs. Barneby, McCauley, Singh and Tincher and Ms. Ryan have held their management responsibilities for the fund since August 1995.

GROWTH AND INCOME PORTFOLIO. Mark A. Tincher is primarily responsible for the day-to-day management of the fund. Mr. Tincher has held his management responsibilities for the fund since April 1995.

TACTICAL ALLOCATION PORTFOLIO. T. Kirkham Barneby is responsible for the fund's asset allocation decisions and the day-to-day management of its portfolio. Mr. Barneby has held his management responsibilities for the fund since its inception.

GROWTH PORTFOLIO. Ellen R. Harris has been primarily responsible for the day-to-day management of the fund's portfolio since its inception.

AGGRESSIVE GROWTH PORTFOLIO. The Systems Driven Internal Research team at Nicholas-Applegate, which is primarily responsible for the day-to-day management of Aggressive Growth Portfolio, has been under the supervision of portfolio manager John Kane for the past five years. Mr. Kane has been the lead portfolio manager for the team since he joined the firm in 1994. The team has held its management responsibilities for the fund since its inception.

SMALL CAP PORTFOLIO. Donald R. Jones is primarily responsible for the day-to-day management of the fund. He has held his management responsibilities for the fund since its inception.

GLOBAL GROWTH PORTFOLIO. T. Kirkham Barneby is responsible for allocating the fund's assets between U.S. investments and foreign investments. Mark A. Tincher is primarily responsible for the day-to-day management of the fund's U.S. investments.

Scott D. Opsal is primarily responsible for the day-to-day management of Global Growth Portfolio's foreign investments. Mr. Opsal is an executive vice president and chief investment officer of Invista, where he has been employed since 1986.

Messrs. Barneby, Tincher and Opsal assumed their management responsibilities for the fund on November 2, 1998.

Mitchell Hutchins Series Trust
-------------------------------------
                                      * * *

Ms. Ryan is responsible for the day-to-day management of Money Market Portfolio and management of the cash portion of all the other funds except Aggressive Growth, Strategic Fixed Income and Global Growth Portfolios. She has held her Money Market Portfolio responsibilities since its inception.

Other members of Mitchell Hutchins' fixed income and equity investments groups provide input on market outlook, interest rate forecasts, investment research and other considerations pertaining to each fund's investments.

POSITIONS WITH MITCHELL HUTCHINS AND BUSINESS EXPERIENCE OF MITCHELL HUTCHINS EMPLOYEES.

T. KIRKHAM BARNEBY is a managing director and chief investment officer - quantitative investments of Mitchell Hutchins. He rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

ELLEN R. HARRIS is a managing director of Mitchell Hutchins and has been with Mitchell Hutchins since 1983.

DONALD R. JONES has been a first vice president of Mitchell Hutchins since February 1996. Prior to joining Mitchell Hutchins, he was a vice president in the Asset Management Group of First Fidelity Bancorporation, which he joined in 1983.

JAMES F. KEEGAN is a senior vice president of Mitchell Hutchins. Prior to joining Mitchell Hutchins in March 1996, Mr. Keegan was a director with Merrion Group, L.P. From 1987 to 1994, he was a vice president of global investment management of Bankers Trust Company.

WILLIAM KING joined Mitchell Hutchins in November 1995. Prior to 1995, he was at IBM Corporation, where he was responsible for the management of IBM Pension Fund's global bond portfolio. Mr. King is a Chartered Financial Analyst.

THOMAS J. LIBASSI is a senior vice president of Mitchell Hutchins. Prior to May 1994, Mr. Libassi was a vice president of Keystone Custodian Funds Inc. with fund management responsibility for approximately $900 million in assets primarily invested in high yield, high risk bonds.

DENNIS L. MCCAULEY is a managing director and chief investment officer - fixed income of Mitchell Hutchins responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Prior to joining Mitchell Hutchins in 1994, Mr. McCauley worked for IBM Corporation, where he was director of fixed income investments. He was responsible for developing and managing investment strategy for all fixed income and cash management investments of IBM's pension fund and self-insured medical funds. Mr. McCauley also served as vice president of IBM Credit Corporation's mutual funds and as a member of the Retirement Fund Investment Committee.

SUSAN RYAN is a senior vice president of Mitchell Hutchins and has been with Mitchell Hutchins since 1982.

NIRMAL SINGH is a senior vice president of Mitchell Hutchins. Prior to joining Mitchell Hutchins in 1993, Mr. Singh was with Merrill Lynch Asset Management, Inc., where he was a member of the fund management team.

MARK A. TINCHER is a managing director and chief investment officer of equities (stocks) of Mitchell Hutchins. Prior to joining Mitchell Hutchins in March 1995, Mr. Tincher worked for Chase Manhattan Private Bank, where he was vice president. He directed the U.S. funds management and equity research area and oversaw the management of all Chase equity funds.

STUART WAUGH is a managing director of Mitchell Hutchins responsible for global fixed income investments and currency trading. He has been with Mitchell Hutchins since 1983.
Mr. Waugh is a Chartered Financial Analyst.

Mitchell Hutchins Series Trust
-------------------------------------

DIVIDENDS AND TAXES

DIVIDENDS

Dividends are paid in additional shares of the relevant fund unless the shareholder requests otherwise.

Money Market Portfolio declares dividends daily and pays them monthly; it does not expect to realize gains. The other funds normally declare and pay dividends and distribute any gains annually.

Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.


TAXES

Fund shares are offered only to insurance company separate accounts that fund certain variable annuity or variable life contracts. These accounts generally are not subject to tax on dividends from the funds or when fund shares are exchanged or redeemed. See the applicable contract prospectus for a discussion of the federal income tax status of

o the insurance company separate accounts that purchase and hold shares of the funds and

o     the holders of contracts funded through those separate accounts.

Each fund must satisfy certain diversification requirements imposed by the Internal Revenue Code on segregated assets accounts used to fund variable annuity or variable life contracts. Failure of a fund to do so would result in taxation of the insurance company issuing the variable annuity or variable life contracts and treatment of the contract holders other than as described in the contract prospectus.

See the SAI for a a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

Mitchell Hutchins Series Trust
-------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for funds that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, are included in the funds' Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-986-0088.

Please note that no Class I shares were outstanding during the periods shown. The information shown below for Class H shares should not be considered indicative of the results the Class I shares would have achieved had they been outstanding during these periods because Class I shares have higher expenses.

The information in these tables pertains only to the funds and does not reflect charges related to the insurance company separate accounts that invest in the funds. See the appropriate variable annuity contract or variable life contract prospectus for information concerning these charges.

Mitchell Hutchins       Money Market Portfolio
-------------------------------------------------


MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------
                                                                    CLASS H
                                            --------------------------------------------------------

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                            --------------------------------------------------------
                                               1998        1997       1996       1995       1994
                                               ----        ----       ----       ----       ----
Net asset value, beginning of year..           $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                                 ----        ----       ----      ----       ----
Net investment income...............             0.04        0.04       0.04      0.05       0.03
                                                 ----        ----       ----      ----       ----
Dividends from net investment
  income............................            (0.04)      (0.04)     (0.04)    (0.05)     (0.03)
                                                ------      ------     ------    ------     ------
Net asset value, end of year........           $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                                =====        ====       ====      ====       ====
Total investment return(1)..........             4.51%       4.53%      4.32%     5.22%      3.43%
                                                =====        ====       ====      ====       ====
Ratios/Supplemental data:
Net assets, end of year (000's).....            $ 9,582   $ 8,906    $ 12,287   $ 21,974   $ 25,042

Expenses to average net assets......             1.15%       1.22%      1.17%     0.79%      0.88%
Net investment income to
  average net assets................             4.42%       4.43%      4.27%     5.23%      3.56%
-------------------

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       High Grade Fixed Income Portfolio
-------------------------------------------------


HIGH GRADE FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------------------------
                                                           CLASS H
                                     ----------------------------------------------------

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                     ----------------------------------------------------
                                       1998      1997       1996      1995       1994
                                       ----      ----       ----      ----       ----
Net asset value, beginning of year.    $ 9.29    $ 9.10     $ 9.49    $ 8.71     $ 9.61
                                         ----      ----       ----      ----       ----
Net investment income............        0.56      0.55       0.50      0.56       0.26
Net realized and unrealized gains
  (losses) from investments......        0.07      0.19      (0.63)     0.79      (0.89)
                                        -----      ----      ------     ----      ------
Net increase (decrease) from
  investment operations..........        0.63      0.74       0.13      1.35      (0.63)
                                        -----      ----       ----      ----      ------
Dividends from net investment
  income.........................       (0.56)    (0.55)     (0.52)    (0.57)     (0.27)
Distributions from net realized
  gains on investments...........       (0.19)    --        --         --         --
                                        ------
Total dividends and distributions..     (0.75)    (0.55)     (0.52)    (0.57)     (0.27)
                                        ------    ------     ------    ------     ------
Net asset value, end of year.....      $ 9.17    $ 9.29     $ 9.10    $ 9.49     $ 8.71
                                         ====      ====       ====      ====       ====
Total investment return(1).......        6.83%     8.13%      1.41%    15.44%     (6.56)%
                                         ====      ====       ====     =====      ======
Ratios/Supplemental data:
Net assets, end of year (000's)..       $6,770    $7,345     $7,902    $9,147     $7,638
Expenses to average net assets...        1.27%     1.43%      1.62%     1.01%      1.56%
Net investment income to
  average net assets.............        5.39%     5.54%      5.04%     5.56%      4.61%
Portfolio turnover rate..........        101%       95%      282%       136%        36%
---------------------------

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       Strategic Fixed Income Portfolio
-------------------------------------------------


STRATEGIC FIXED INCOME PORTFOLIO
----------------------------------------------------------------------------------------------
                                                             CLASS H
                                     ---------------------------------------------------------

                                                       FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                     ---------------------------------------------------------
                                       1998       1997       1996        1995        1994
                                       ----       ----       ----        ----        ----
Net asset value, beginning of year.   $ 10.64    $ 10.21    $ 10.61    $ 10.34      $ 11.93
                                       ------      -----      -----      -----        -----
Net investment income..............      0.70       0.69       0.70       0.88         0.85
Net realized and unrealized gains
  (losses) from investments,             0.21       0.44      (0.31)      1.03        (1.49)
  futures and options..............     -----       ----      ------      ----        ------

Net increase (decrease) from
  investment operations............      0.91       1.13       0.39       1.91        (0.64)
                                        -----       ----       ----       ----        ------
Dividends from net investment
  income...........................     (0.68)     (0.70)     (0.70)     (0.88)       (0.85)
Distributions from net realized
  gains from investments...........     (0.09)     --         (0.09)     (0.76)       (0.10)
                                        ------    -----       ------     ------       ------
Total dividends and distributions..     (0.77)     (0.70)     (0.79)     (1.64)       (0.95)
                                       -------     ------     ------     ------       ------
Net asset value, end of year.......   $ 10.78    $ 10.64    $ 10.21    $ 10.61      $ 10.34
                                       ======      =====      =====      =====        =====
Total investment return(1).........      8.62%     11.00%      3.79%     18.51%       (5.34)%
                                         ====      =====       ====      =====        =====
Ratios/Supplemental data:
Net assets, end of year (000's)....   $ 9,469    $ 9,891    $ 10,689   $ 13,741     $ 17,020

Expenses to average net assets.....      1.10%+      1.00%     1.52%      0.99%        0.89%
Net investment income to
  average net assets...............      5.88%       6.04%     5.88%      6.35%        6.64%
Portfolio turnover rate............      245%        175%      317%        234%         54%
-------------------

+ Includes 0.14% of interest expense related to the reverse repurchase agreements entered into during the year ended December 31, 1998.

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       Strategic Income Portfolio
-------------------------------------------------

STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------
                                                                                    CLASS H
                                                                               -------------------
                                                                                 FOR THE PERIOD
                                                                                 SEPTEMBER 28,
                                                                                 1998+ THROUGH
                                                                               DECEMBER 31, 1998
                                                                               -----------------
Net asset value, beginning of period.......................................          $ 12.00
                                                                                     -------
Net investment income......................................................             0.14
Net realized and unrealized gains (losses) from investments and foreign
  currency..........................                                                    0.20
                                                                                       -----
Net increase from investment operations....................................             0.34
                                                                                       -----
Dividends from net investment income.......................................            (0.14)
Distributions from net realized gains from investments.....................            (0.01)
                                                                                      -------
Total dividends and distributions..........................................            (0.15)
                                                                                      -------
Net asset value, end of period.............................................          $ 12.19
                                                                                      ======
Total investment return(1).................................................             2.84%
                                                                                       =====
Ratios/Supplemental data:
Net assets, end of period (000's)..........................................         $ 10,328
Expenses to average net assets.............................................             1.44%*
Net investment income to average net assets................................             5.09%*
Portfolio turnover rate....................................................               81%
-------------------

+  Commencement of operations

*  Annualized

(1)Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for the period has not been annualized.

Mitchell Hutchins       Global Income Portfolio
-------------------------------------------------


GLOBAL INCOME PORTFOLIO
-----------------------------------------------------------------------------------------
                                                       CLASS H
                              -----------------------------------------------------------
                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                              -----------------------------------------------------------
                                 1998        1997        1996       1995        1994
                                 ----        ----        ----       ----        ----
Net asset value, beginning
  of year...................    $ 10.81     $ 11.14    $ 11.20      $ 10.88    $ 11.72
                                  -----       -----      -----        -----      -----
Net investment income (loss)       0.69        0.75       0.87        (0.05)      0.97
Net realized and unrealized
  gains (losses) from
  investments and foreign          0.36       (0.36)     (0.13)        1.52      (1.60)
  currency..................      -----       ------     ------        ----      ------

Net increase (decrease) from
  investment operations.....       1.05        0.39       0.74         1.47      (0.63)
                                  -----        ----       ----         ----      ------
Dividends from net
  investment
  income....................      (0.61)      (0.71)     (0.79)       (1.15)     (0.21)
Distributions from net
  realized                        (0.18)      (0.01)     (0.01)         --          --
  gains from investments....      ------      ------     ------       -----       ---

Total dividends and
  distributions.............      (0.79)      (0.72)     (0.80)       (1.15)     (0.21)
                                 -------      ------     ------       ------     ------
Net asset value, end of year    $ 11.07     $ 10.81    $ 11.14      $ 11.20    $ 10.88
                                  =====       =====      =====        =====      =====
Total investment return(1)..       9.69%       3.50%      6.62%       13.58%     (5.56)%
                                   ====        ====       ====        =====      =====
Ratios/Supplemental data:
Net assets, end of year
(000's).....................    $ 14,702    $ 17,730    $ 24,436   $ 35,700    $ 52,688
Expenses to average net
  assets....................       1.68%       1.52%      1.56%        1.19%      1.17%
Net investment income to
  average net assets........       5.53%       6.34%      6.56%        7.21%      7.23%
Portfolio turnover rate.....       104%        142%        134%        160%       97%
-------------------

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       High Income Portfolio
-------------------------------------------------

HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                     CLASS H
                                                                 ---------------
                                                                  FOR THE PERIOD
                                                                  SEPTEMBER 28,
                                                                  1998+ THROUGH
                                                                  DECEMBER 31,
                                                                       1998
                                                                       ----
Net asset value, beginning of period...........................       $ 12.00
                                                                      -------
Net investment income..........................................          0.20
Net realized and unrealized gain from investments..............          0.42
                                                                        -----
Net increase from investment operations........................          0.62
                                                                         ----
Dividends from net investment income...........................         (0.20)
Distributions from net realized gains from investments.........         (0.02)
                                                                       -------
Total dividends and distributions..............................         (0.22)
                                                                       -------
Net asset value, end of period.................................       $ 12.40
                                                                       ======
Total investment return(1).....................................          5.16%
                                                                      =======
Ratios/Supplemental data:
Net assets, end of period (000's)..............................      $ 10,933
Expenses to average net assets.................................          1.20%*
Net investment income to average net assets....................          7.04%*
Portfolio turnover rate........................................          21%
-------------------

+  Commencement of operations

*  Annualized

(1)Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for the period has not been annualized.

Mitchell Hutchins       Balanced Portfolio
-------------------------------------------------


BALANCED PORTFOLIO*
-----------------------------------------------------------------------------------------
                                                       CLASS H
                              -----------------------------------------------------------
                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                              -----------------------------------------------------------
                                1998        1997         1996*       1995        1994
                                ----        ----         ----        ----        ----
Net asset value, beginning
  of year...................    $11.33     $ 10.95     $ 10.70        $ 9.54   $ 11.95
                                 -----       -----       -----          ----     -----
Net investment income.......      0.28        0.28        0.29          0.35      0.30
Net realized and unrealized
  gains (losses) from             1.61        2.44        1.49          1.88     (1.44)
  investments...............     -----        ----        ----          ----     ------

Net increase (decrease) from
  investment operations.....      1.89        2.72        1.78          2.23     (1.14)
                                 -----        ----        ----          ----     ------
Dividends from net
  investment income.........     (0.27)      (0.28)      (0.28)        (0.35)    (0.30)

Distributions from net
  realized                       (1.41)      (2.06)      (1.25)        (0.72)    (0.97)
  gains on investments......    -------      ------      ------        ------    ------

Total dividends and              (1.68)      (2.34)      (1.53)        (1.07)    (1.27)
  distributions.............    -------      ------      ------        ------    ------

Net asset value, end of year   $ 11.54     $ 11.33     $ 10.95       $ 10.70    $ 9.54
                                ======       =====       =====         =====      ====
Total investment return(1)..     16.81%      24.86%      16.82%        23.27%    (9.59)%
                                 =====       =====       =====         =====     =====
Ratios/Supplemental data:
Net assets, end of year
(000's).....................  $ 28,549   $ 28,211     $ 29,224     $ 23,413   $ 23,263
Expenses to average net
  assets....................      0.97%       1.19%       1.24%         1.09%     1.03%
Net investment income to
  average net assets........      2.08%       2.06%       2.29%         2.88%     2.30%
Portfolio turnover rate.....      177%        169%         235%         171%      112%
-------------------

* Prior to the close of business on January 26, 1996, Balanced Portfolio was known as Asset Allocation Portfolio.

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       Growth and Income Portfolio
-------------------------------------------------

GROWTH AND INCOME PORTFOLIO
---------------------------------------------------------------------------------------------
                                                             CLASS H
                                     --------------------------------------------------------
                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                     --------------------------------------------------------
                                       1998         1997        1996       1995      1994
                                       ----         ----        ----       ----      ----
Net asset value, beginning of year.  $ 13.69      $ 12.27     $ 11.83     $ 9.16    $ 9.87
                                     -------      -------     -------     ------    ------
Net investment income .............     0.07         0.10        0.06       0.10      0.10
Net realized and unrealized gains
  (losses) from investments........     2.16         3.88        2.53       2.70     (0.71)
                                       -----         ----        ----       ----     ------
Net increase (decrease) from
  investment operations............     2.23         3.98        2.59       2.80     (0.61)
                                       -----         ----        ----       ----     ------
Dividends from net investment
  income...........................    (0.07)       (0.10)      (0.06)     (0.10)    (0.10)
Distributions from net realized
  gains from investments...........    (1.04)       (2.46)      (2.09)     (0.03)     --
                                      -------       ------      ------     ------    ---
Total dividends and distributions..    (1.11)       (2.56)      (2.15)     (0.13)    (0.10)
                                      -------       ------      ------     ------    ------
Net asset value, end of year.......  $ 14.81      $ 13.69     $ 12.27    $ 11.83    $ 9.16
                                       =====        =====       =====      =====      ====
Total investment return(1).........    16.32%       32.45%      22.12%     30.52%    (6.18)%
                                       =====        =====       =====      =====     =====
Ratios/Supplemental data:
Net assets, end of year (000's)....  $ 24,497     $ 18,493    $14,520    $14,797   $12,872
Expenses to average net assets.....      1.04%        1.04%      1.58%      1.37%     1.35%
Net investment income to
  average net assets...............      0.46%        0.71%      0.49%      0.94%     1.06%
Portfolio turnover rate............       69%          92%        99%       134%      150%
-------------------

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       Tactical Allocation Portfolio
-------------------------------------------------




TACTICAL ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                                                     CLASS H
                                                                 ---------------
                                                                  FOR THE PERIOD
                                                                  SEPTEMBER 28,
                                                                  1998+ THROUGH
                                                                  DECEMBER 31,
                                                                       1998
Net asset value, beginning of period...........................       $ 12.00
                                                                      -------
Net investment income..........................................          0.02
Net realized and unrealized gains from investments.............          2.99
                                                                         ----
Net increase from investment operations........................          3.01
                                                                        -----
Dividends from net investment income...........................         (0.02)
Distributions from net realized gains from investments.........         (0.08)
                                                                       -------
Total dividends and distributions..............................         (0.10)
                                                                       -------
Net asset value, end of period.................................       $ 14.91
                                                                       ======
Total investment return(1).....................................         24.98%
                                                                       ======
Ratios/Supplemental data:
Net assets, end of period (000's)..............................      $ 22,494
Expenses to average net assets.................................          0.95%*
Net investment income to average net assets....................          0.77%*
Portfolio turnover rate........................................           6%
-------------------

+  Commencement of operations

*  Annualized

(1)Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for the period has not been annualized.

Mitchell Hutchins       Growth Portfolio
-------------------------------------------------


GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------
                                                         CLASS H
                               ------------------------------------------------------------
                                            FOR THE YEARS ENDED DECEMBER 31,
                               ------------------------------------------------------------
                                   1998         1997       1996        1995        1994
                                   ----         ----       ----        ----        ----
Net asset value, beginning
of year......................    $ 15.63       $ 17.48   $ 17.57    $ 14.56      $ 18.06
                                 -------       -------   -------    -------      -------
Net investment income (loss).      (0.07)         0.03     (0.06)      0.04         0.01
Net realized and unrealized
  gains (losses) from
  investments..                     4.79          2.69      3.29       4.68        (2.13)
                                   -----          ----      ----       ----        ------
Net increase (decrease) from
  investment operations......       4.72          2.72      3.23       4.72        (2.12)
                                   -----          ----      ----       ----        ------
Dividends from net investment
  income.....................        --          (0.03)      --       (0.08)       (0.01)
Distributions from net
  realized gains from
  investments................      (2.32)        (4.54)    (3.32)     (1.63)       (1.37)
                                  -------        ------    ------     ------       ------
Total dividends and
distributions................      (2.32)        (4.57)    (3.32)     (1.71)       (1.38)
                                  -------        ------    ------     ------       ------
Net asset value, end of year.    $ 18.03        $15.63    $17.48     $17.57       $14.56
                                  ======        ======    ======     ======       ======
Total investment return(1)...      30.59%        15.41%    18.70%     32.50%      (11.65)%
                                   =====         =====     =====      =====       =======
Ratios/Supplemental data:
Net assets, end of year
(000's)......................    $36,830        $30,586   $36,357     42,784      39,135
Expenses to average net
  assets.....................       1.05%         1.05%     1.14%      1.02%        1.00%
Net investment income (loss)
  to average net assets......      (0.37)%        0.12%    (0.29)%     0.23%        0.04%
Portfolio turnover rate......        50%           89%       53%         41%          27%
-------------------

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       Aggressive Growth Portfolio
-------------------------------------------------


AGGRESSIVE GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------
                                                               CLASS H
                                        -------------------------------------------------------
                                                         FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                        -------------------------------------------------------
                                          1998        1997       1996       1995       1994
                                          ----        ----       ----       ----       ----
Net asset value, beginning of year..     $ 13.40     $13.09      $11.34      $9.65      $9.95
                                          ------     ------      ------      -----      -----
Net investment income (loss)........       (0.12)     (0.09)      (0.10)      0.03       0.01
Net realized and unrealized gains
  (losses) from investments.........        2.15       2.78        2.93       2.00      (0.30)
                                           -----       ----        ----       ----      ------
Net increase (decrease) from
  investment operations.............        2.03       2.69        2.83       2.03      (0.29)
                                           -----       ----        ----       ----      ------
Dividends from net investment income          --         --          --      (0.02)     (0.01)
Distributions from net realized gains
  from investments..................       (1.79)     (2.38)      (1.08)     (0.32)      --
                                          -------     ------      ------     ------      --
Total dividends and distributions...       (1.79)     (2.38)      (1.08)     (0.34)     (0.01)
                                          -------     ------      ------     ------     ------
Net asset value, end of year........     $ 13.64     $13.40      $13.09     $11.34      $9.65
                                          ======     ======      ======     ======      =====
Total investment return(1)..........       15.30%     20.76%      25.23%     21.04%     (2.90)%
                                           =====      =====       =====      =====      =====
Ratios/Supplemental data:
Net assets, end of year (000's).....     $18,715     $19,076   $19,167    $17,660      $13,600
Expenses to average net assets......        1.21%      1.18%       1.52%      1.29%      1.59%
Net investment income (loss) to
  average net assets................       (0.70)%    (0.59)%     (0.74)%     0.23%      0.07%
Portfolio turnover rate.............          73%       89%        115%       119%        90%
-------------------

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       Small Cap Portfolio
-------------------------------------------------


SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                                                     CLASS H
                                                                 ---------------
                                                                  FOR THE PERIOD
                                                                  SEPTEMBER 28,
                                                                  1998+ THROUGH
                                                                  DECEMBER 31,
                                                                       1998
                                                                       ----
Net asset value, beginning of period...........................       $ 12.00
                                                                      -------
Net investment loss............................................         (0.04)
Net realized and unrealized gains from investments.............          3.67
                                                                         ----
Net increase from investment operations........................          3.63
                                                                        -----
Distributions from net realized gains from investments.........         (0.73)
                                                                       -------
Net asset value, end of period.................................       $ 14.90
                                                                       ======
Total investment return(1).....................................         30.36%
                                                                       ======
Ratios/Supplemental data:
Net assets, end of period (000's)..............................      $ 4,057
Expenses to average net assets.................................          1.94%*
Net investment loss to average net assets......................         (1.27)%*
Portfolio turnover rate........................................           17%
-------------------

+  Commencement of operations

*  Annualized

(1)Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for the period has not been annualized.

Mitchell Hutchins       Global Growth Portfolio
-------------------------------------------------


GLOBAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------
                                                                     CLASS H
                                          ---------------------------------------------------------------
                                                         FOR THE YEARS ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                               1998         1997         1996         1995         1994
                                               ----         ----         ----         ----         ----
Net asset value, beginning of year..         $ 14.62      $13.74        $12.00      $12.44       $14.97
                                              ------      ------        ------      ------       ------
Net investment income (loss)........            0.08        0.04          0.07        0.01        (0.03)
Net realized and unrealized gains
  (losses) from investments and foreign
  currency..........................            1.92        0.94          1.75       (0.45)       (1.76)
                                               -----        ----          ----       ------       ------
Net increase (decrease) from investment
  operations........................            2.00        0.98          1.82       (0.44)       (1.79)
                                               -----        ----          ----       ------       ------
Dividends from net investment income.            --        (0.04)        (0.08)        --         (0.01)

Distributions from net realized gains
  from investments..................           (2.88)      (0.06)          --          --         (0.73)
                                              -------      ------       -----        -----        ------
Total dividends and distributions...           (2.88)      (0.10)        (0.08)       0.00        (0.74)
                                              -------      ------        ------       ----        ------
Net asset value, end of year........         $ 13.74       $14.62       $13.74       $12.00       $12.44
                                              ======       ======       ======       ======       ======
Total investment return (1).........           13.50%        7.16%       15.14%      (3.54)%     (11.94)%
                                               =====         ====        =====       ======      =======
Ratios/Supplemental data:
Net assets, end of year (000's).....         $15,799      $21,215       $25,701      $28,507      $40,493

Expenses to average net assets......            1.33%       1.07%         1.10%       1.96%        1.48%
Net investment income (loss) to average
  net assets........................            0.46%       0.26%         0.46%       0.10%       (0.13)%
Portfolio turnover rate.............           154%          81%           44%        157%         175%
-------------------

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

If you want more information about the funds, the following documents are available free upon request:


      ANNUAL/SEMI-ANNUAL REPORTS:

      Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.


      STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS:

      The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.

You may discuss your questions about the funds, obtain free copies of annual and semi-annual reports and the SAI, or request other information, by contacting the funds directly at 1-800-986-0088.

You may review and copy information about the funds, including annual and semi-annual reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds:

o     For a fee, by writing to or calling the SEC's Public Reference Room,
            Washington, D.C.  20549-6009
            Telephone: 1-800-SEC-0330

o     Free, from the SEC's Internet website at: http://www.sec.gov












Mitchell Hutchins Series Trust
Investment Company Act File No. - 811-4919